                        Securities Act File No. 33-79858
                Investment Company Act of 1940 File No. 811-8544

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/

         Post-Effective Amendment No. 30                                /X/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/

         Amendment No. 31                                               /X/

                                 UAM FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
               --------------------------------------------------

                          c/o UAM Fund Services, Inc.
                          211 Congress St., 4th Floor
                          Boston, Massachusetts 02110
                 Registrant's Telephone Number (617) 542-5440
                   (Address of Principal Executive Offices)
                   -----------------------------------------

                            Michael E. DeFao, Esq.
                                   Secretary
                            UAM Fund Services, Inc.
                              211 Congress Street
                          Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)
                   ----------------------------------------

                                   COPY TO:
                            Audrey C. Talley, Esq.
                          Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                          Philadelphia, PA 19107-3469

   It is proposed that this filing become effective (check appropriate box):

          [ ] Immediately upon filing pursuant to Paragraph (b)

          [X]  on April 28, 1999 pursuant to Paragraph (b)

          [ ] 60 days after filing pursuant to paragraph (a) (1)

          [ ] on (date) pursuant to paragraph (a) (1)

          [ ] 75 days after filing pursuant to Paragraph (a) (2)

          [ ] on (date) pursuant to Paragraph (a) (2) of Rule 485

     If appropriate, check the following box:

          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A
                                 UAM FUNDS TRUST

The following Prospectuses are included in this Post-Effective Amendment No. 30.

 .    Heitman Real Estate Portfolio Institutional Class Shares
 .    Heitman Real Estate Portfolio Advisor Class Shares

The following Prospectuses are contained in Post-Effective Amendment No. 29 filed April 12, 1999:

 .    Dwight Capital Preservation Portfolio Institutional Class Shares
 .    Dwight Capital Preservation Portfolio Institutional Service Class Shares

The following Prospectuses are contained in Post-Effective Amendment No. 24 filed July 10, 1998:

 .    BHM&S Total Return Bond Portfolio Institutional Class Shares
 .    BHM&S Total Return Bond Portfolio Institutional Service Class Shares
 .    Chicago Asset Management Intermediate Bond Portfolio Institutional Class
     Shares
 .    Chicago Asset Management Value/Contrarian Portfolio Institutional Class
     Shares
 .    FPA Crescent Portfolio Institutional Class Share
 .    FPA Crescent Portfolio Institutional Service Class Shares
 .    Hanson Equity Portfolio Institutional Class Shares
 .    Jacobs International Octagon Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Service Class Shares
 .    TJ Core Equity Portfolio Institutional Service Class Shares

The following Prospectuses are contained in Post-Effective Amendment No. 23 filed July 2, 1998:

 .    Clipper Focus Portfolio Institutional Class Shares
 .    Clipper Focus Portfolio Institutional Service Class Shares

The Institutional Class Prospectus of PR Mid Cap Growth Portfolio is contained in Post-Effective Amendment No. 22 filed June 24, 1998:

The Institutional Class Prospectus of Cambiar Opportunity Portfolio is contained in Post-Effective Amendment No. 18 filed January 23, 1998:

                                   UAM Funds

                      Funds for the Informed Investor(SM)


Hietman Real Estate Portfolio

Institutional Class Prospectus                                April 28, 1999




-----------------------------------------------------------------------------

                                                                        UAM(R)


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Portfolio Summary ............................................................ 1

 What is the Objective of the Portfolio?....................................   1
 What are the Principal Investment Strategies of the Portfolio?.............   1
 What are the Principal Risks of the Portfolio?.............................   1
 How Has the Portfolio Performed?...........................................   2
 What are the Portfolio's Fees and Expenses?................................   3

Investing with the UAM Funds ................................................. 4

 Buying Shares..............................................................   4
 Redeeming Shares...........................................................   5
 Exchanging Shares..........................................................   5
 Transaction Policies.......................................................   5

Account Policies ............................................................. 9

 Small Accounts.............................................................   9
 Distributions..............................................................   9
 Federal Taxes..............................................................   9

Fund Details ................................................................ 11

 Principal Investments And Risks Of The Portfolio...........................  11
 Other Investment Practices and Strategies..................................  12
 Year 2000..................................................................  13
 Investment Management......................................................  13
 Shareholder Servicing Arrangements.........................................  15

Financial Highlights ........................................................ 16

 Portfolio Summary



WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks high total return consistent with reasonable risk by investing primarily in equity securities of public companies principally engaged in the real estate business. The portfolio cannot guarantee it will meet its investment objective. The portfolio may not change its in-vestment objective without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio invests primarily in securities of companies engaged in the real estate business, including real estate investment trusts. The invest-ment adviser selects each investment based upon its determination that the anticipated total return of the investment, considering both income and potential for capital appreciation, is high relative to the risk assumed.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

Heitman Real Estate Portfolio

  The portfolio's main risks are associated with investing in equity securi-ties and concentrating its investments in the real estate industry. Developments in the real estate industry will greatly affect the value of the shares of the portfolio. In addition, the portfolio may experience greater price changes than a mutual fund that has securities representing a broader range of industries. The real estate industry is particularly sensitive to:

  .   Economic factors, such as interest rate changes or market recessions.

  . Over-building in one particular area, changes in zoning laws, or changes in neighborhood values.

  .   Increases in property taxes.

  .   Casualty and condemnation losses.

  .   Regulatory limitations on rents.

  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors af-fecting the securities markets generally, an entire industry or a particu-lar company.

HOW HAS THE PORTFOLIO PERFORMED?
-------------------------------------------------------------------------------

  The bar chart and table below illustrate how the performance of the port-folio has varied from year to year and provide some indication of the risks of investing in the portfolio. The bar chart shows the investment returns of the portfolio for each calendar year. The table following the bar chart compares the average annual returns of the portfolio to those of a broad-based securities market index. Past performance does not guarantee future results.

                          [BAR GRAPH APPEARS HERE]

1990   -22.10%
1991    28.56%
1992    17.87%
1993    19.90%
1994     3.00%
1995    10.87%
1996    38.06%
1997    21.12%
1998   -15.12%

                     Total  Quarter
                    Return   Ended
  ---------------------------------
   Highest Quarter  3/31/91  23.02%
  ---------------------------------
   Lowest Quarter   9/30/90 -17.80

Average Annual Returns

                                                           Since
   Periods ended 12/31/98                 1 Year  5 Year Inception*
  -----------------------------------------------------------------
   Heitman Real Estate Portfolio          -15.12% 10.14%    8.33%
  -----------------------------------------------------------------
   Wilshire Real Estate Securities Index  -17.43%  9.36%    4.52%
  -----------------------------------------------------------------
   S&P 500 Index                           28.60% 24.05%   18.77%

  * The portfolio began operations on 3/13/89.

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
-------------------------------------------------------------------------------

Annual Fund Operating Expenses (Expenses That Are Deducted From the Assets of the Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

  -----------------------
   Management fees  0.75%
  -----------------------
   Other expenses   0.48%
  -----------------------
   Total expenses   1.23%

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above throughout the period of your investment. Although your actual costs may be higher or lower, based on these assump-tions your costs would be:

  -----------------
   1 Year    $  124
  -----------------
   3 Years   $  387
  -----------------
   5 Years   $  670
  -----------------
   10 Years  $1,477

 Investing with the UAM Funds


BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number and      wire your money to the UAM
                     then send your com-          Funds as follows.
                     pleted account applica-
                     tion to the UAM Funds.

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic       Not Available                To set up a plan, mail a
  Investment                                      completed application to
  Plan (Via ACH)                                  the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum            $2,500 -- regular ac-        $100
  Investments        count
                     $500 -- IRAs
                     $250 -- spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
-------------------------------------------------------------------------------
  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   . The UAM Fund.

                   . The account number.

                   . The dollar amount or number of shares you wish to re-
                     deem.

                   Certain shareholders may have to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By               If your account balance is at least $10,000, you may
  Systematic       transfer as little as $100 per month from your UAM account
  Withdrawal       to your financial institution.
  Plan
  (Via ACH)

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may not exchange shares represented by certif-icates over the telephone. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives your order. The portfolio calculates its NAV as of the close of trading on the New York

  Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading on the following day. The UAM Funds are open for business on the same days as the NYSE, which is closed on weekends and certain holidays.

  Buying or Selling Shares through a Financial Intermediary

  You may buy, exchange or sell shares of the UAM Funds through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV on any given day, your financial intermediary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAV by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds value their investments with readily available market quotations at market value. Investments that do not have readily available market quotations are valued at fair value, ac-cording to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at am-ortized cost, which approximates market value.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a portfolio with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC tells the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies


SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income quarterly. In addition, it distributes its net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in addi-tional shares of the portfolio, unless you elect on your account applica-tion to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in the UAM Funds. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying into a dividend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Redemptions or Exchanges

  When you redeem or exchange shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain div-idends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable at some time in the future.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Fund Details


PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI. You can find information on the port-folio's recent strategies and holdings in its annual report. The portfolio may change these strategies without shareholder approval.

  The portfolio normally invests at least 65% of its assets in common stocks of public companies principally engaged in the real estate industry. The adviser considers a company "principally engaged" in the real estate in-dustry if it derives at least 50% of the fair market value of its assets, or at least 50% of its gross income or net profits, from the ownership, construction, management, financing or sale of real estate.

  The portfolio may invest up to 35% of its total assets in equity securi-ties of companies not principally engaged in the real estate business, but which are engaged in businesses related to real estate, such as manufac-turers and distributors of building supplies, financial institutions which make or service mortgages, and companies whose real estate assets are sub-stantial relative to the companies' stock market valuations, such as re-tailers, railroads and paper and forest products companies.

  Under normal circumstances, the portfolio may invest approximately 60% to 90% of its assets may be invested in real estate investment trusts (REITs). The portfolio anticipates that approximately 10% to 15% of the REITs held by the portfolio will have operating histories of less than three years.

Investment Process

  The adviser analyzes and selects investments that will normally provide a relatively high and stable yield and are good prospects for future growth in dividends. The adviser considers companies that it expects will gener-ate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends. Most of these compa-nies specialize in one or two product types, such as office buildings, shopping centers, industrial complexes, and hotels, or specialize in a particular geographic region. The adviser then looks to purchase stocks that are selling at a discount to its estimate of the market value of the underlying real estate. The adviser re-evaluates and considers selling stocks that become overvalued or no longer contain these fundamental char-acteristics.

Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Real Estate Investment Trusts

  The portfolio may invest in separately managed trusts that make invest-ments in various real estate businesses (REITs). An equity REIT may own real estate and pass the income it receives from rents from the proper-ties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building de-velopers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs. REITs may invest in real estate such as shopping centers, office buildings, apartment complexes, hotels and casinos.

  REITs may expose the portfolio to similar risks associated with direct in-vestment in real estate. REITs are more dependent upon specialized manage-ment skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  As described below, the portfolio may deviate from its investment strategy from time to time. In addition, the portfolio may employ investment prac-tices that are not described in this prospectus, such as repurchase agree-ments, when-issued and forward commitment transactions, lending of securi-ties, borrowing and other techniques. For more information con-cerning the risks associated with these investment practices, you should read the SAI.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the port-folio that may result from adverse market, economic, political or other developments.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service prov-ider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could ad-versely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Heitman/PRA Securities Advisors LLC, a Delaware limited liability company located at 180 LaSalle Street, Suite 3600, Chicago, Illinois, 60601, is the investment adviser to the portfolio. The adviser manages and su-pervises the investment of the portfolio's assets on a discretionary ba-sis. The adviser is a wholly owned subsidiary of Heitman Financial LLC, an affiliate of United Asset Management Corporation. The adviser provides in-vestment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals.

  During the fiscal year ended December 31, 1998, the portfolio paid the ad-viser 0.71% of its average net assets in management fees.

Portfolio Managers

  A team of investment professionals is primarily responsible for the day-to-day management of the portfolio. Listed below are the investment pro-fessionals of the adviser that comprise the team and a description of their business experience during the past five years.

   Name & Title        Experience
  ------------------------------------------------------------
   Dean A. Sotter      Mr. Sotter is President of the adviser
   President           with overall responsibility for
                       portfolio management and marketing.
                       Prior to joining the adviser, Mr.
                       Sotter was a Partner of PRA Securities
                       Advisors, L.P. He was a Portfolio
                       Manager and Vice President of JMB
                       Institutional Realty Corporation from
                       1985-1992, where his responsibilities
                       included property level analysis,
                       budgeting and valuation as well as
                       financial reporting and client
                       communications.
  ------------------------------------------------------------
   Timothy J. Pire     Mr. Pire is Vice President of the
   Vice President      adviser with responsibility for
                       portfolio management, research, and
                       analysis of publicly traded real estate
                       securities and implementation of the
                       investment strategy through portfolio
                       management. Prior to joining the
                       adviser, Mr. Pire served as a Research
                       Analyst with PRA Securities Advisors,
                       L.P., and he was an Associate Appraiser
                       with Lyon, Skelte & Speirs in Seattle,
                       Washington from 1990-1992 where he was
                       involved in valuation of commercial
                       real estate and writing full narrative
                       appraisals
  ------------------------------------------------------------
   Randall E. Newsome  Mr. Newsome is Vice President of the
   Vice President      adviser with responsibility for
                       portfolio management, research, and
                       analysis of publicly traded real estate
                       securities and implementation of the
                       investment strategy through portfolio
                       management. Mr. Newsome also oversees
                       the adviser's trading positions. Prior
                       to joining the adviser, Mr. Newsome
                       served as a Research Analyst with PRA
                       Securities Advisors, L.P. and he was a
                       Vice President with The Stratus
                       Corporation in Chicago, Illinois from
                       1989-1993 where he was responsible for
                       property management, leasing and
                       construction management.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

Shareholder Servicing

  Certain financial intermediaries (service agents) may charge their clients account fees for buying or redeeming shares of the UAM Funds. These fees may include transaction fees and/or service fees paid by the UAM Funds from their assets attributable to the service agent. The UAM Funds do not pay these fees on shares purchased directly from the UAM Funds' distribu-tors. The service agents may provide shareholder services to their clients that are not available to a shareholder dealing directly with the UAM Funds. Each service agent is responsible for transmitting to its clients a schedule of any such fees and information regarding any additional or dif-ferent purchase or redemption conditions. You should consult your service agent for information regarding these fees and conditions.

  The adviser may pay its affiliated companies for referring investors to the portfolio. The adviser and its affiliates may, at their own expense, pay qualified service providers for marketing, shareholder servicing, rec-ord-keeping and/or other services performed with respect to the portfolio.

  The UAM Funds also offer Institutional Service Class shares, which pay marketing or shareholder servicing fees, and Advisor Class shares, which impose a sales load and fees for marketing and shareholder servicing, for certain of its portfolios. Not all of the UAM Funds offer all of these classes.

 Financial Highlights


  The financial highlights table is intended to help you understand the fi-nancial performance of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single Institutional Class share of the portfolio. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolio assuming all dividends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the portfolio, which is available upon request by calling the UAM Funds at 1-877-826-5465.

   Fiscal Year Ended December 31,                  1998     1997     1996    1995
  -------------------------------------------------------------------------------
   Net Asset Value, Beginning of Year          $10.49    $10.96    $8.65   $8.30
  -------------------------------------------------------------------------------
   Income from Investment Operations
   Net Investment Income                         0.32      0.40     0.37    0.33
   Net Gains or Losses on Securities
    (Realized and Unrealized)                   (1.88)     1.82     2.82    0.53
  -------------------------------------------------------------------------------
    Total From Investment Operations            (1.56)     2.22     3.19    0.86
  -------------------------------------------------------------------------------
   Less Distributions
   Net Investment Income                        (0.31)    (0.40)   (0.37)  (0.33)
   In Excess of Net Investment Income             -       (0.05)   (0.10)    -
   Capital Gains                                  -       (2.24)   (0.41)    -
   Tax Return of Capital (a)                      -        -        -      (0.18)
  -------------------------------------------------------------------------------
    Total Distributions                         (0.31)    (2.69)   (0.88)  (0.51)
  -------------------------------------------------------------------------------
   Net Asset Value, End of Year                 $8.62    $10.49   $10.96   $8.65
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
   Total Return                                (15.12)%   21.12%   38.06%  10.87%
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
   Ratios/Supplemental Data
   Net Assets, End of Year (Thousands)          $79,717 $134,746 $129,275 $95,692
  -------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets       1.22%     1.09%    1.23%   1.29%
  -------------------------------------------------------------------------------
   Ratio of Net Investment Income to Average
    Net Assets                                   3.14%     3.57%    4.09%   3.97%
  -------------------------------------------------------------------------------
   Portfolio Turnover Rate                         80%       90%      60%     65%

  (a) Historically, the portfolio has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may be a return of capital.

                                                     Three-Month   Fiscal Year
                                                     Period Ended     Ended
                                                     December 31, September 30,
                                                         1994         1994
  -----------------------------------------------------------------------------
   Net Asset Value, Beginning of Period                 $9.23       $10.95
  -----------------------------------------------------------------------------
   Income from Investment Operations
   Net Investment Income                                 0.10         0.32
   Net Gains or Losses on Securities (Realized and
    Unrealized)                                         (0.05)       (0.92)
  -----------------------------------------------------------------------------
    Total From Investment Operations                     0.05        (0.60)
  -----------------------------------------------------------------------------
   Less Distributions
   Net Investment Income                                (0.10)       (0.31)
   Capital Gains                                        (0.77)       (0.67)
   Tax Return of Capital (a)                            (0.11)       (0.14)
    Total Distributions                                 (0.98)       (1.12)
   Net Asset Value, End of Period                       $8.30        $9.23
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
   Total Return                                          0.65%       (5.22)%
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
   Ratios/Supplemental Data
   Net Assets, End of Period (Thousands)               $105,569     $116,268
  -----------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets               1.28%*       1.22%
  -----------------------------------------------------------------------------
   Ratio of Net Investment Income to Average Net
    Assets                                               4.35%*        2.87%
  -----------------------------------------------------------------------------
   Portfolio Turnover Rate                                 38%*          90%

  * Annualized

  (a) Historically, the portfolio has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may be a return of capital.

 Portfolio Codes

  The reference information below will be helpful to you when you contact the UAM Funds by phone or through the internet to purchase or exchange shares of a UAM Fund, check daily NAVs or get additional information.

     Trading Symbol                CUSIP Number                             Portfolio Number
  ------------------------------------------------------------------------------------------
         PRREX                      902556794                                     892

Heitman Real Estate Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual/Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about the portfolio's investments. In the annual report, you will also find a discussion of the market conditions and investment strat-egies that significantly affected the performance of Heitman Real Estate Portfolio during the last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

How to Get More Information

  Investors can receive free copies of these materials, request other infor-mation about the portfolio and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  For a fee, you can get the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free, on the SEC's Internet site at www.sec.gov.

  The portfolio's Investment Company Act of 1940 file number is 811-8544

[UAM LOGO APPEARS HERE]

                                             UAM Funds
                                             Funds for the Informed Investor(SM)




Heitman Real Estate Portfolio

Advisor Class Prospectus                                          April 28, 1999

================================================================================









                                                                          UAM(R)



 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

 Table Of Contents


 Portfolio Summary .........................................................   1
 What is the Objective of the Portfolio?....................................   1
 What are the Principal Investment Strategies of the Portfolio?.............   1
 What are the Principal Risks of the Portfolio?.............................   1
 How Has the Portfolio Performed?...........................................   2
 What are the Portfolio's Fees and Expenses?................................   3
 Investing with the UAM Portfolio ..........................................   5
 Buying Shares..............................................................   5
 Redeeming Shares...........................................................   6
 Exchanging Shares..........................................................   6
 Transaction Policies.......................................................   6
 Account Policies ..........................................................  10
 Small Accounts.............................................................  10
 Distributions..............................................................  10
 Federal Taxes..............................................................  10
 Fund Details ..............................................................  12
 Principal Investments And Risks Of The Portfolio...........................  12
 Other Investment Practices and Strategies..................................  13
 Year 2000..................................................................  14
 Investment Management......................................................  14
 Shareholder Servicing Arrangements.........................................  16
 Financial Highlights ......................................................  17

 Portfolio Summary


WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks high total return consistent with reasonable risk by investing primarily in equity securities of public companies principally engaged in the real estate business. The portfolio cannot guarantee it will meet its investment objective. The portfolio may not change its in-vestment objective without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio invests primarily in securities of companies engaged in the real estate business, including real estate investment trusts. The invest-ment adviser selects each investment based upon its determination that the anticipated total return of the investment, considering both income and potential for capital appreciation, is high relative to the risk assumed.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

Heitman Real Estate Portfolio

  The portfolio's main risks are associated with investing in equity securi-ties and concentrating its investments in the real estate industry.

  Developments in the real estate industry will greatly affect the value of the shares of the portfolio. In addition, the portfolio may experience greater price changes than a mutual fund that has securities representing a broader range of industries. The real estate industry is particularly sensitive to:

  .   Economic factors, such as interest rate changes or market recessions.

  . Over-building in one particular area, changes in zoning laws, or changes in neighborhood values.

  .   Increases in property taxes.

  .   Casualty and condemnation losses.

  .   Regulatory limitations on rents.

  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors af-fecting the securities markets generally, an entire industry or a particu-lar company.

HOW HAS THE PORTFOLIO PERFORMED?
-------------------------------------------------------------------------------

  The bar chart and table below illustrate how the performance of the port-folio has varied from year to year and provide some indication of the risks of investing in the portfolio. The bar chart shows the investment returns of the portfolio for each calendar year. The table following the bar chart compares the average annual returns of the portfolio to those of a broad-based securities market index. Past performance does not guarantee future results.

                         [CHART FOR UAM APPEARS HERE]

Calendar Year Returns

1996  37.44%
1997  20.44%
1998 -15.54%

                    Total  Quarter
                    Return  Ended
  ---------------------------------
   Highest Quarter  19.35% 12/31/96
  ---------------------------------
   Lowest Quarter   -9.02%  9/30/98

  Average Annual Returns

                                                    Since
   Periods ended 12/31/98                 1 Year  Inception*
  ----------------------------------------------------------
   Heitman Real Estate Portfolio          -15.54%   13.46%
  ----------------------------------------------------------
   Wilshire Real Estate Securities Index  -17.43%   11.05%
  ----------------------------------------------------------
   S&P 500 Index                           28.60%   29.28%

  * The portfolio began operations on 5/15/95. Index comparisons begin on 4/30/95.

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
-------------------------------------------------------------------------------

Shareholder Fees (Fees That Are Deducted Directly From Your Investment)

  This table describes the transaction expenses that are charged directly to your account.

  ----------------------------------------------------------------------------
   Maximum sales charge (load) imposed on purchases (as a percentage of
    the offering price) *                                                4.75%

  * Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Asso-ciation of Securities Dealers, Inc.

Annual Fund Operating Expenses (Expenses That Are Deducted From the Assets of the Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the portfolio.

  ---------------------------------------------
   Management fees                        0.75%
  ---------------------------------------------
   Distribution and Service (12b-1) fees  0.50%
  ---------------------------------------------
   Other expenses                         0.48%
  ---------------------------------------------
   Total expenses                         1.73%

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above throughout the period of your investment, plus the maximum sales charge (load) that the portfolio may impose on pur-chases. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  -----------------
    1 Year   $  642
  -----------------
    3 Years  $  994
  -----------------
    5 Years  $1,369
  -----------------
   10 Years  $2,419

 Investing with the UAM Funds


BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.
  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number and      wire your money to the UAM
                     then send your com-          Funds as follows.
                     pleted account applica-
                     tion to the UAM Funds.

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic       Not Available                To set up a plan, mail a
  Investment Plan                                 completed application to
  (Via ACH)                                       the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum Investments  $5,000 -- regular account   $100
                       $500 -- IRAs
                       $250 -- spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
-------------------------------------------------------------------------------
  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   . The UAM Fund.

                   . The account number.

                   . The dollar amount or number of shares you wish to
                     redeem.

                   Certain shareholders may have to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By Systematic    If your account balance is at least $10,000, you may
  withdrawal       transfer as little as $100 per month from your UAM account
  Plan (Via ACH)   to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may not exchange shares represented by certif-icates over the telephone. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives your order, plus any applicable sales charge. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading on the following day. The UAM Funds are open for business on the same days as the NYSE, which is closed on week-ends and certain holidays.

  Calculating Sales Charges

  The Fund includes a sales load in the offering price at the time you buy your shares. The amount of the sales load you pay will vary depending on the amount you invest in the portfolio. The distributor will pay a large portion of the sales charge it receives to the authorized broker responsi-ble for your purchase. You may calculate your sales charge using the fol-lowing table:

                           As a % of    As a % of Your
   Your Investment       Offering Price   Investment
  ----------------------------------------------------
   Up to $99,999              4.75%          4.99%
  ----------------------------------------------------
   $100,000 to $249,999       4.00           4.17
  ----------------------------------------------------
   $250,000 to $499,999       3.00           3.09
  ----------------------------------------------------
   $500,000 to $999,999       2.00           2.04
  ----------------------------------------------------
   $1,000,000 and over        1.00           1.01

  You may reduce the sales charge you incur when purchasing shares of the portfolio as follows:

  . You may sign a letter of intent, which lets you buy shares of the portfolio over a 13-month period and receive the same sales charge as if all the shares had been bought at the same time. However, you must agree to buy no less than $100,000 of shares within the 13 month peri-od. See the SAI for more details.

  . If you have given discretionary investment authority to certain serv-ice agents or authorized brokers, you may not incur a sales charge. See the SAI for more details.

  Buying or Selling Shares through a Financial Intermediary

  You may buy, exchange or sell shares of the UAM Funds through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV on any given day, your financial intermediary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all sub-scription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAV by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds value their investments with readily available market quotations at market value. Investments that do not have readily available market quotations are valued at fair value, ac-cording to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at am-ortized cost, which approximates market value.

In-Kind Transactions

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a portfolio with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were bought by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC tells the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies


SMALL ACCOUNTS
--------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
--------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income quarterly. In addition, it distributes its net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in addi-tional shares of the portfolio, unless you elect on your account applica-tion to receive them in cash.

FEDERAL TAXES
--------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in the UAM Funds. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying into a dividend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Redemptions or Exchanges

  When you redeem or exchange shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain div-idends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable at some time in the future.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Fund Details


PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
--------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI. You can find information on the port-folio's recent strategies and holdings in its annual report. The portfolio may change these strategies without shareholder approval.

  The portfolio normally invests at least 65% of its assets in common stocks of public companies principally engaged in the real estate industry. The adviser considers a company "principally engaged" in the real estate in-dustry if it derives at least 50% of the fair market value of its assets, or at least 50% of its gross income or net profits, from the ownership, construction, management, financing or sale of real estate.

  The portfolio may invest up to 35% of its total assets in equity securi-ties of companies not principally engaged in the real estate business, but which are engaged in businesses related to real estate, such as manufac-turers and distributors of building supplies, financial institutions which make or service mortgages, and companies whose real estate assets are sub-stantial relative to the companies' stock market valuations, such as re-tailers, railroads and paper and forest products companies.

  Under normal circumstances, the portfolio may invest approximately 60% to 90% of its assets in real estate investment trusts (REITs). The portfolio anticipates that approximately 10% to 15% of the REITs held by the portfo-lio will have operating histories of less than three years.

Investment Process

  The adviser analyzes and selects investments that will normally provide a relatively high and stable yield and are good prospects for future growth in dividends. The adviser considers companies that it expects will gener-ate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends. Most of these compa-nies specialize in one or two product types, such as office buildings, shopping centers, industrial complexes, and hotels, or specialize in a particular geographic region. The adviser then looks to purchase stocks that are selling at a discount to its estimate of the market value of the underlying real estate. The adviser re-evaluates and considers selling stocks that become overvalued or no longer contain these fundamental char-acteristics.

Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Real Estate Investment Trusts

  The portfolio may invest in separately managed trusts that make invest-ments in various real estate businesses (REITs). An equity REIT may own real estate and pass the income it receives from rents from the proper-ties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building de-velopers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs. REITs may invest in real estate such as shopping centers, office buildings, apartment complexes, hotels and casinos.

  REITs may expose the portfolio to similar risks associated with direct in-vestment in real estate. REITs are more dependent upon specialized manage-ment skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  As described below, the portfolio may deviate from its investment strategy from time to time. In addition, the portfolio may employ investment prac-tices that are not described in this prospectus, such as repurchase agree-ments, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information con-cerning the risks associated with these investment practices, you should read the SAI.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the port-folio that may result from adverse market, economic, political or other developments.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service prov-ider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could ad-versely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Heitman/PRA Securities Advisors LLC, a Delaware limited liability company located at 180 LaSalle Street, Suite 3600, Chicago, Illinois, 60601, is the investment adviser to the portfolio. The adviser manages and super-vises the investment of the portfolio's assets on a discretionary basis. The adviser is a wholly owned subsidiary of Heitman Financial LLC, an af-filiate of United Asset Management Corporation. The adviser provides in-vestment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals.

  During the fiscal year ended December 31, 1998, the portfolio paid the ad-viser 0.71% of its average net assets in management fees.

Portfolio Managers

  A team of investment professionals is primarily responsible for the day-to-day management of the portfolio. Listed below are the investment pro-fessionals of the adviser that comprise the team and a description of their business experience during the past five years.

   Name & Title        Experience
  ------------------------------------------------------------
   Dean A. Sotter      Mr. Sotter is President of the adviser
   President           with overall responsibility for
                       portfolio management and marketing.
                       Prior to joining the adviser, Mr.
                       Sotter was a Partner of PRA Securities
                       Advisors, L.P. He was a Portfolio
                       Manager and Vice President of JMB
                       Institutional Realty Corporation from
                       1985-1992, where his responsibilities
                       included property level analysis,
                       budgeting and valuation as well as
                       financial reporting and client
                       communications.
  ------------------------------------------------------------
   Timothy J. Pire     Mr. Pire is Vice President of the
   Vice President      adviser with responsibility for
                       portfolio management, research, and
                       analysis of publicly traded real estate
                       securities and implementation of the
                       investment strategy through portfolio
                       management. Prior to joining the
                       adviser, Mr. Pire served as a Research
                       Analyst with PRA Securities Advisors,
                       L.P., and he was an Associate Appraiser
                       with Lyon, Skelte & Speirs in Seattle,
                       Washington from 1990-1992 where he was
                       involved in valuation of commercial
                       real estate and writing full narrative
                       appraisals
  ------------------------------------------------------------
   Randall E. Newsome  Mr. Newsome is Vice President of the
   Vice President      adviser with responsibility for
                       portfolio management, research, and
                       analysis of publicly traded real estate
                       securities and implementation of the
                       investment strategy through portfolio
                       management. Mr. Newsome also oversees
                       the adviser's trading positions. Prior
                       to joining the adviser, Mr. Newsome
                       served as a Research Analyst with PRA
                       Securities Advisors, L.P. and he was a
                       Vice President with The Stratus
                       Corporation in Chicago, Illinois from
                       1989-1993 where he was responsible for
                       property management, leasing and
                       construction management.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

Distribution Plans

  The UAM Funds have adopted a Distribution Plan and Shareholder Services Plan under Rule 12b-1 of the Investment Company Act of 1940 that permit them to pay broker-dealers, financial institutions and other third parties for marketing, distribution and shareholder services. The UAM Funds' 12b-1 plans allow the portfolio to pay up to 1.00% of its average daily net as-sets annually for these services. However, the board of the UAM Funds has authorized the portfolio to pay only 0.50% per year. Because Advisor Class Shares pay these fees out of their assets on an ongoing basis, over time, your shares may cost more than if you had paid another type of sales charge. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc.

Shareholder Servicing

  Certain financial intermediaries (service agents) may charge their clients account fees for buying or redeeming shares of the UAM Funds, which are not subject to the UAM Funds' Distribution Plan or Shareholder Servicing Plan. These fees may include transaction fees and/or service fees paid from the assets of the UAM Funds attributable to the service agent. The UAM Funds do not pay these fees on shares purchased directly from the UAM Funds' distributors. The service agents may provide shareholder services to their clients that are not available to a shareholder dealing directly with the UAM Funds. Each service agent is responsible for transmitting to its clients a schedule of any such fees and information regarding any ad-ditional or different purchase or redemption conditions. You should con-sult your service agent for information regarding these fees and condi-tions.

  Anyone entitled to receive compensation for selling or servicing shares of the UAM Funds may receive different compensation with respect to one par-ticular class of shares over another.

  The adviser may pay its affiliated companies for referring investors to the portfolio. The adviser and its affiliates may, at their own expense, pay qualified service providers for marketing, shareholder servicing, rec-ord-keeping and/or other services performed with respect to the portfolio.

  The UAM Funds also offer Institutional Class shares, which do not pay mar-keting or shareholder servicing fees, and Institutional Service Class shares, which impose fees for marketing and shareholder servicing, for certain of its portfolios. Not all of the UAM Funds offer all of these classes.

 Financial Highlights


  The financial highlights table is intended to help you understand the fi-nancial performance of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single Advisor Class share of the portfolio. The total returns in the table represent the rate that an investor would have earned on an in-vestment in the portfolio assuming all dividends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the portfolio, which is available upon request by calling the UAM Funds at 1-877-826-5465.

   Fiscal Year Ended December 31,           1998      1997     1996   1995+
  ------------------------------------------------------------------------------
   Net Asset Value, Beginning of Period   $10.50    $10.98    $8.67   $8.00
  ------------------------------------------------------------------------------
   Income from Investment Operations
   Net Investment Income                    0.25      0.35     0.31    0.23
   Net Gains or Losses on Securities
    (Realized and Unrealized)              (1.86)     1.80     2.84    0.80
  ------------------------------------------------------------------------------
    Total From Investment Operations       (1.61)     2.15     3.15    1.03
  ------------------------------------------------------------------------------
   Less Distributions
   Net Investment Income                   (0.27)    (0.35)   (0.31)  (0.23)
   In Excess of Net Investment Income       -        (0.04)   (0.12)   -
   Capital Gains                            -        (2.24)   (0.41)   -
   Tax Return of Capital (a)                -         -        -      (0.13)
  ------------------------------------------------------------------------------
    Total Distributions                    (0.27)    (2.63)   (0.84)  (0.36)
  ------------------------------------------------------------------------------
   Net Asset Value, End of Period          $8.62    $10.50   $10.98   $8.67
  ------------------------------------------------------------------------------
  ------------------------------------------------------------------------------
   Total Return (b)                       (15.54%)   20.44%   37.44%  13.19%
  ------------------------------------------------------------------------------
  ------------------------------------------------------------------------------
   Ratios/Supplemental Data
   Net Assets, End of Period
    (Thousands)                          $46,665   $85,222  $79,805  $5,520
   Ratio of Expenses to Average Net
    Assets                                  1.73%     1.59%    1.73%   1.99%*(c)
   Ratio of Net Investment Income to
    Average Net Assets                      2.65%     3.14%    3.91%   4.27%*(c)
   Portfolio Turnover Rate                    80%       90%      60%     65%*

   * Annualized
   + For the period May 15, 1995 (commencement of operations) to December
     31, 1995.
  (a) Historically, the portfolio has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may be a return of capital.
  (b) This result does not include the sales charge. If the charge had been included, the return would have been lower.
  (c) During 1995, the adviser agreed to reimburse a portion of the Advisor Shares' expenses. Without reimbursement, the expense ratio would have been 5.34% and the ratio of net investment income to average net as-sets would have been 0.92%.

 Portfolio Codes

  The reference information below will be helpful to you when you contact the UAM Funds by phone or through the internet to purchase or exchange shares of a UAM Fund, check daily NAVs or get additional information.

     Trading Symbol                CUSIP Number                             Portfolio Number
  ------------------------------------------------------------------------------------------
         HTREX                      902556810                                     891

Heitman Real Estate Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual/Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about the portfolio's investments. In the annual report, you will also find a discussion of the market conditions and investment strat-egies that significantly affected the performance of Heitman Real Estate Portfolio during the last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

How to Get More Information

  Investors can receive free copies of these materials, request other infor-mation about the portfolio and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  For a fee, you can get the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free, on the SEC's Internet site at www.sec.gov.

  The portfolio's Investment Company Act of 1940 file number is 811-8544

[UAM LOGO APPEARS HERE]

                                     PART B
                                 UAM FUNDS TRUST

The Statement of Additional Information of Heitman Real Estate Portfolio is included in this Post-Effective Amendment No. 30.

The Statement of Additional Information of Dwight Capital Preservation Portfolio is contained in Post-Effective Amendment No. 29 filed April 12, 1999:

The following Statements of Additional Information are contained in Post-Effective Amendment No. 24 filed on July 10, 1998:

 .    BHM&S Total Return Bond Portfolio Institutional Class Shares and
     Institutional Service Class Shares
 .    Chicago Asset Management Intermediate Bond Portfolio Institutional Class
     Shares and Chicago Asset Management Value/Contrarian Portfolio Institutional Class Shares
 .    FPA Crescent Portfolio Institutional Class Share and Institutional Service
     Class Shares
 .    Hanson Equity Portfolio Institutional Class Shares
 .    Jacobs International Octagon Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Class Shares and
     Institutional Service Class Shares
 .    TJ Core Equity Portfolio Institutional Service Class Shares

The Statement of Additional Information of Clipper Focus Portfolio is contained in Post-Effective Amendment No. 23 filed July 2, 1998:

The Statement of Additional Information of PR Mid Cap Growth Portfolio is contained in Post-Effective Amendment No. 22 filed June 24, 1998:

The Statement of Additional Information of Cambiar Opportunity Portfolio is contained in Post-Effective Amendment No. 18 filed January 23, 1998:

                                   UAM Funds

                                 PO Box 419081
                          Kansas City, MO  64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)





                         Heitman Real Estate Portfolio
                           Institutional Class Shares
                              Advisor Class Shares

                      Statement of Additional Information
                                April 28, 1999






  This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectus of The Heitman Real Estate Portfolio Institutional Class Shares dated April 28 1999, and the prospectus of The Heitman Real Estate Portfolio Advisor Class Shares dated April 28 1999. You may obtain a prospectus for the portfolio by contacting the UAM Funds at the address listed above, or at www.uam.com (the website is not part of this SAI).

Table Of Contents

Definitions...........................................................................1
The Fund..............................................................................1
Description of the Portfolio and Its Investments and Risks............................1
 Equity Securities....................................................................1
 Investment Companies.................................................................2
 Repurchase Agreements................................................................2
 Restricted Securities................................................................3
 Securities Lending...................................................................3
 Short-Term Investments...............................................................3
 When-Issued, Forward Commitment and Delayed Delivery Transactions....................6
Investment Policies...................................................................6
 Fundamental Investment Policies......................................................6
 Non-Fundamental Policies.............................................................7
Management Of The Fund................................................................8
Principal Holders of Securities.......................................................9
Investment Advisory and Other Services...............................................10
 Investment Adviser..................................................................10
 Control of Adviser..................................................................10
 Distributors........................................................................11
 Administrative Services.............................................................11
 Custodian...........................................................................13
 Independent Public Accountant.......................................................13
 Service And Distribution Plans......................................................13
 Sales compensation..................................................................15
Brokerage Allocation and Other Practices.............................................17
 Selection of Brokers................................................................17
 Simultaneous Transactions...........................................................17
 Brokerage Commissions...............................................................18
Capital Stock and Other Securities...................................................18
 Description Of Shares And Voting Rights.............................................18
 Dividends and Capital Gains Distributions...........................................19
Purchase Redemption and Pricing of Shares............................................19
 Purchase of Shares..................................................................19
 Redemption of Shares................................................................20
 Exchange Privilege..................................................................21
 Transfer Of Shares..................................................................21
 Valuation of Shares.................................................................22
Performance Calculations.............................................................22
 Total Return........................................................................22
 Yield...............................................................................23
 Comparisons.........................................................................23
Taxes................................................................................24
Expenses.............................................................................24
Financial Statements.................................................................25
Appendix A:  Description Of Securities And Ratings..................................A-1
Appendix B - Comparisons............................................................B-1


DEFINITIONS

  The "Fund" is UAM Funds Trust.

  The term "adviser" means Heitman/PRA Securities Advisors, LLC, the Fund's investment adviser.

  UAM is United Asset Management Corporation.

  UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

  UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

  ACG is ACG Capital Corporation, the portfolio's distributor of Advisor Class shares only.

  UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

  CGFSC is Chase Global Funds Service Company, the Fund's sub-administrator.

  UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Trust II, UAM Funds, Inc. II, and all of their portfolios.

  The terms "the portfolio" is used to refer to Heitman Real Estate Portfolio , while " portfolio" or "portfolios" refers to some or all portfolios of the UAM Funds Complex.

  The terms "board" and "governing board" refer to the Fund's Board as a group, while "board member" refers to a single member of the board.

  1940 Act means the Investment Company Act of 1940, as amended.

  All other defined terms, which are not otherwise defined in this SAI, have the same meaning in the SAI as they do in the prospectuses of Heitman Real Estate Portfolio.

THE FUND

  The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust." The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.

  The Fund is an open-end, management investment company under the 1940 Act. Heitman Real Estate Portfolio is a diversified series of the Fund. This means that with respect to 75% of its total assets, the portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets are not subject to this restriction. To the extent the portfolios invest a significant portion of their respective assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

EQUITY SECURITIES
--------------------------------------------------------------------------------
  The portfolio may invest in equity securities such as common and preferred stocks. While investing in stocks allows the portfolio to participate in the benefits of owning a company, the portfolio must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

  Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Stock Market Risk

  Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

  . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services.

  . Factors affecting an entire industry, such as increases in production costs.

  . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Rights and Warrants

  The portfolio may purchase warrants and rights, which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. Therefore, an investment in warrants and rights may entail greater risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the portfolio's assets as compared with investing the same amount in the underlying stock.

INVESTMENT COMPANIES
--------------------------------------------------------------------------------
  The portfolio may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-ended or closed-end investment companies. The portfolio may not invest more than 5% of its total assets in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. The portfolio will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the management fee paid by the portfolio.

  The Fund has received permission from the SEC to allow each of its portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is consistent with the portfolio's investment policies and restrictions. Based upon the portfolio's assets invested in the UAM DSI Money Market Portfolio, the investing portfolio's adviser will waive its investment advisory and any other fees earned as a result of the portfolio's investment in the UAM DSI Money Market Portfolio. The investing portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
  In a repurchase agreement, the portfolio buys a security for a relatively short period (usually not more than 7 days) and simultaneously agrees to sell it back at a specified date and price. The portfolio normally uses repurchase agreements to earn income on assets that are not invested. The portfolio will require the counter-party to the agreement to deliver securities serving as collateral for each repurchase agreement to its custodian either physically or in book-entry form. The counter party must add to the collateral whenever the price of the repurchase agreement rises (i.e., the borrower "marks to the market" on a daily basis).

  If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------
  The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's board, the adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------
  To earn additional income, the portfolio may lend a portion of its total assets (including the value of the collateral for the loans) at fair market value to broker- dealers or other financial institutions. The portfolio may reinvest any cash collateral in short-term securities and money market funds. The portfolio will only lend its securities if:

  . The borrower provides collateral at least equal to the market value of the securities loaned.

  . The collateral pledged and maintained by the borrower must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government.

  . The borrower adds to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis).

  .   The portfolio can terminate the loan at any time; and

  . The portfolio receives reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments).

  .   The borrower is determined to be an acceptable credit risk.

  These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that it will lose money because the borrower fails to return the securities involved in the transaction. In addition, the borrower may become financially unable to honor its contractual obligations, which may delay or prevent the portfolio from liquidating the collateral.

SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
  To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the portfolio may invest a portion of its assets in the short-term investments described below.


Debt Securities

  Debt securities are used by corporations and governments to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities.

  The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

  Interest Rates

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa). One can estimate the anticipated change in the price of a fixed rate security for each 1% shift in interest rates by using a risk measure known as effective duration. An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change.

  While serving as a good estimator of prospective returns, effective duration is an imperfect measure. While lower interest rates generally improve the value of a fixed income portfolio, lower interest rates may also introduce certain risks which may independently cause the share price of the portfolio to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected, which introduces reinvestment risk. Reinvesting portfolio assets at lower rates may reduce the yield of the portfolio. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. Neglecting this drift in average maturity may have the unintended effect of increasing or reducing the effective duration of the portfolio which may in turn adversely affect the expected performance of the portfolio.

  Credit Rating

  Coupon interest is offered to investors of fixed income securities as compensation for assuming risk, although short-term U.S. treasury securities, such as three-month treasury bills, are considered "risk free." Corporate securities offer higher yields than U.S. treasuries because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable U.S. treasuries.

  Changes in investor confidence regarding the certainty of interest and principal payments of a fixed income corporate security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

  Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolios currently use ratings compiled by Standard and Poor's Ratings Services, Duff & Phelps Rating Co., Fitch IBCA, Inc. and, Moody's Investor Services. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. Appendix A contains further information concerning the ratings of certain rating agencies and their significance.

  The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings

Bank Obligations

  The portfolio will only invest in a security issued by a commercial bank if the bank:

  . Has total assets of at least $1 billion, or the equivalent in other currencies;

  .  Is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
     and

  . Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

  Time Deposits

  Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

  Certificates of Deposit

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

  Banker's Acceptance

  A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).


Commercial Paper

  Commercial paper constitutes short-term obligations with maturities ranging from 2 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See Appendix A for a description of commercial paper ratings.


U.S. Government Securities

  The portfolio may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds are supported by the full faith and credit of the U.S. government. Others, however, are supported only by the right of the instrumentality to borrow from the U.S. government.

  While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.


Corporate Debt Securities

  The portfolio may buy investment-grade corporate debt securities and notes. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

  Like other debt securities, corporate debt securities involve a risk that the corporate issuer will not make timely payment of either interest or principal, or may default entirely. In addition, the market price of corporate debt securities may go down because of changes in interest rates.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
--------------------------------------------------------------------------------
  A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or delivery securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

  The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

  When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

  The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

INVESTMENT POLICIES

  Whenever an investment limitation sets forth a percentage limitation on investment or utilization of assets, such limitation shall (with the exception of a limitation relating to borrowing) be determined immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the investment limitations of the portfolio.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------
  The following investment limitations are fundamental, which means the portfolio cannot change them without approval by vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

  . As to 75% of the total assets of the portfolio, purchase securities for the portfolio of any issuer, if immediately thereafter (i) more than 5% of the portfolio's total assets (taken at market value) would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of any class of such issuer would be held by the portfolio, provided that this limitation does not apply to U.S. government securities.

  .    Act as a securities underwriter.

  . Borrow, except that (i) the portfolio may borrow money for temporary administrative purposes provided that the aggregate of all such borrowings does not exceed 33 1/3% of the value of the portfolio's total assets and is not for more than 60 days, and (ii) the portfolio may enter into interest-rate futures contracts. The portfolio may not borrow for the purpose of leveraging its investment portfolio. The portfolio may not purchase additional securities while outstanding borrowings exceed 5% of the value of its assets.

  . Lend the portfolio securities of the portfolio in an amount in excess of 33% of the total assets of the portfolio, taken at market value. Any loans of portfolio securities will be made according to guidelines established by the Securities and

     Exchange Commission and the board members, including the borrower's maintaining collateral equal at all times to the value of the securities loaned.

 .    Make investments in real estate (including real estate limited partnership interests, but excluding readily marketable interest in real estate investment trusts ("REITs") or readily marketable securities of companies which invest in real estate) or commodities or commodity contracts, although the portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate, and the portfolio may invest in futures contracts and related options.

 .    Make loans, except that the portfolio may (i) purchase bonds, debentures and other publicly-distributed securities of a like nature, (ii) make loans in the form of call loans or loans maturing in not more than one year which are secured by marketable collateral and are in amounts and on terms similar to those currently in effect in the case of loans made by national banks, (iii) enter into repurchase agreements with respect to portfolio securities, and (iv) lend the portfolio securities of the portfolio.

Government securities in which the portfolio may invest include (a) direct obligations of the U.S. Treasury, including bills, bonds and notes, and (b) obligations issued or guaranteed as to principal and interest by U.S. Government agencies or instrumentalities and supported by any of (i) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association participation certificates); (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of Federal Farm Credit Banks);
(iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association); or (iv) the credit of the agency or instrumentality (e.g., securities of the Student Loan Marketing Association).

While the Fund has the power to pledge its assets to secure borrowings, the Fund has no intention of pledging the assets of the portfolio taken at market value in any amount in excess of 33 1/3 of the portfolio's total assets taken at market value. The deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis, and collateral arrangements with respect to the purchase and sale of stock options and stock index options and initial and variation margin for futures contracts, are not deemed to be pledges of assets of the portfolio. Also, although the Fund has the power to make call loans, it has no intention to do so.

NON-FUNDAMENTAL POLICIES
--------------------------------------------------------------------------------
  In addition to the policies described above, the following limitations are non-fundamental (i.e., the portfolio may change them without shareholder approval) policies.

 .    Invest in puts, calls, straddles, spreads and any combination thereof, except that (i) the portfolio may write covered put and call options on securities and write and purchase put and call options on stock indexes, and (ii) the portfolio may write covered put and call options on U.S. Government securities.

 .    Make short sales whereby the dollar amount of short sales at any one time shall exceed 25% of the net assets of the portfolio, or the value of securities of any one issuer in which the portfolio is short exceeds the lesser of 2% of the value of the portfolio's net assets or 2% of the value of securities of any class of any issuer, except that the portfolio may make short sales against the box.

 .    Purchase illiquid securities for the portfolio, including repurchase agreements maturing in more than seven days, options traded "over-the-counter," securities lacking readily available market quotations and securities which cannot be sold without registration or the filing of a notification under federal or state securities laws, if, as a result, more than 15% of the portfolio's net assets would then be invested in such securities.

 .    Purchase securities for the portfolio of companies which together with predecessors have a record of less than three years' continuous operation, and equity securities of issuers which are not readily marketable, if, as a result, more than 5% of the portfolio's net assets would then be invested in such securities, except that this restriction shall not apply to the purchase of securities of REITs.

 .    Purchase securities from or sell securities to any of its officers or Board members, except with respect to its own shares and as is permissible under applicable statutes, rules and regulations.

  . Purchase securities of any other investment company, except in connection with a merger, consolidation, acquisition or reorganization, and except that the portfolio may purchase securities of money market mutual funds to the extent permitted by applicable law. This restriction shall not prohibit the portfolio from investing in securities issued by REITs.

  . Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by the portfolio.

MANAGEMENT OF THE FUND

  The business of the Fund is managed by its governing board, which, in turn, elects officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the board. The Fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, each independent board member is reimbursed for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds complex. The Fund does not pay the remaining board members, each of whom are affiliated with the Fund, for their services as board members. UAM or its affiliates or CGFSC pay the Fund's officers.

  The following table lists the board members and officers of the Fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds complex, which is currently comprised of 47 portfolios. Those people with an asterisk beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act.

                               Total
                                                                                                                       Compensation
                                                                                                                       From UAM
                                                                                                                       Funds Complex
                                                                                               Aggregate Compensation     as of
                        Position UAM                                                           from Registrant as of   December 31,
Name, Address, DOB      Funds Trust        Principal Occupations During the Past 5 years       December 31, 1998        1998 and
------------------------------------------------------------------------------------------------------------------------------------
John T. Bennett, Jr.     Board Member      President of Squam Investment Management Company,              $7,535          $37,000
College Road -- RFD 3                      Inc. and Great Island Investment Company, Inc.;
Meredith, NH 03253                         President of Bennett Management Company from 1988
1/26/29                                    to 1993.
---------------------------------------------------------------------------------------------------------------------------------
Nancy J. Dunn            Board Member      Financial Officer of World Wildlife Fund since January.        $7,535          $37,000
10 Garden Street                           1999. Formerly, Vice President for Finance and
Cambridge, MA 02138                        Administration and Treasurer of Radcliffe College from
8/14/51                                    1991 to 1999.
---------------------------------------------------------------------------------------------------------------------------------
William A. Humenuk       Board Member      Executive Vice President and Chief Administrative Officer of   $7,535          $37,000
100 King Street West                       Philip Services Corp.; Formerly, a Partner in the
P.O. Box 2440, LCD-1,                      Philadelphia office of the law firm Dechert Price & Rhoads
Hamilton  Ontario,                         and a Director of Hofler Corp.
Canada L8N-4J6
4/21/42
---------------------------------------------------------------------------------------------------------------------------------
Philip D. English        Board Member      President and Chief Executive Officer of Broventure            $7,535          $37,000
16 West Madison Street                     Company, Inc.; Chairman of the Board of Chektec
Baltimore, MD 21201                        Corporation and Cyber Scientific, Inc
8/5/48
---------------------------------------------------------------------------------------------------------------------------------
James P. Pappas*         Board Member      President of UAM Investment Services, Inc. since March            0              0
211 Congress Street                        1999 and Vice President UAM Trust Company since
Boston, MA  02110                          January 1996; Principal of UAM Fund Distributors, Inc.
2/24/53                                    since December 1995; formerly Vice President of UAM
                                           Investment Services, Inc. from January 1999 to 1996 and
                                           a Director and Chief Operating Officer of CS First Boston
                                           Investment Management from 1993-1995.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Total
                                                                                                                       Compensation
                                                                                                                       From UAM
                                                                                                                       Funds Complex
                                                                                               Aggregate Compensation     as of
                        Position UAM       Principal Occupations During the Past 5 years       from Registrant as of   December 31,
Name, Address, DOB      Funds Trust                                                            December 31, 1998         1998 and
------------------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer*        Board Member;     Chairman, Chief Executive Officer and a Director of           0                   0
One International Place  President and     United Asset Management Corporation; Director, Partner
Boston, MA 02110         Chairman          or Trustee of each of the Investment Companies of the
3/21/35                                    Eaton Vance Group of Mutual Funds.
------------------------------------------------------------------------------------------------------------------------------------
Peter M. Whitman, Jr.*   Board Member      President and Chief Investment Officer of Dewey Square        0                   0
One Financial Center                       Investors Corporation since 1988; Director and Chief
Boston, MA 02111                           Executive Officer of H.T. Investors, Inc., formerly a
7/1/43                                     subsidiary of Dewey Square.
------------------------------------------------------------------------------------------------------------------------------------
William H. Park          Vice President    Executive Vice President and Chief Financial Officer of       0                   0
One International Place                    United Asset Management Corporation.
Boston, MA 02110
9/19/47
------------------------------------------------------------------------------------------------------------------------------------
Gary L. French           Treasurer         President of UAMFSI and UAMFDI, formerly Vice                 0                   0
211 Congress Street                        President of Operations, Development and Control of
Boston, MA 02110                           Fidelity Investments in 1995; Treasurer of the Fidelity
7/4/51                                     Group of Mutual Funds from 1991 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Michael E. DeFao         Secretary         Vice President and General Counsel of UAMFSI and              0                   0
211 Congress Street                        UAMFDI; Associate Attorney of Ropes & Gray (a law firm)
Boston, MA 02110                           from 1993 to 1995.
2/28/68
------------------------------------------------------------------------------------------------------------------------------------
Robert R. Flaherty       Assistant         Vice President of UAMFSI; formerly Manager of Fund            0                   0
211 Congress Street      Treasurer         Administration and Compliance of CGFSC from 1995 to
Boston, MA 02110                           1996; Senior Manager of Deloitte & Touche LLP from
9/18/63                                    1985 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Leary         Assistant         Vice President of Chase Global Funds Services                 0                   0
73 Tremont Street        Treasurer         Company since 1993.  Manager of Audit at Ernst & Young
Boston, MA  02108                          from 1988 to 1993.
11/23/65
------------------------------------------------------------------------------------------------------------------------------------
Michelle Azrialy         Assistant         Assistant Treasurer of Chase Global Funds Services            0                   0
73 Tremont Street        Secretary         Company since 1996.  Senior Public Accountant with
Boston, MA 02108                           Price Waterhouse LLP from 1991 to 1994.
4/12/69

PRINCIPAL HOLDERS OF SECURITIES

  As of March 31,. 1999, the members of the governing board and officers of the Fund as a group owned less than 1% of the Fund's outstanding shares.

  As of March 31, 1999, the following persons or organizations held of record or beneficially 5% or more of the shares of the portfolio:

Name and Address of Shareholder                Percentage of Shares Owned                             Class
----------------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Company Inc.                            41.31%                               Advisor Class Shares
Special Custody Acct FBO Cust Reinv
101 Montgomery Street                                   18.93%                               Institutional Class Shares
San Francisco,  CA  94104-4122
----------------------------------------------------------------------------------------------------------------------------------
United Nations Joint Staff Pension Plan                  33.06%                               Institutional Class Shares
Investment Management Service
United Nations Room S-0702
New York, NY  10017
----------------------------------------------------------------------------------------------------------------------------------
National Financial Securities Corp.                      12.74%                               Institutional Class Shares
FBO LCM
200 Liberty Street  LBBY 5
New York,  NY  10281-0095
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
HAWCO                                                     8.86%                               Institutional Class Shares
c/o Hawaiian Trust Co
Client Mutual Funds 769
PO Box 1930
Honolulu  HI  96805-1930
----------------------------------------------------------------------------------------------------------------------------------

  Any persons or organizations listed above as owning 25% or more of the outstanding shares of the portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
--------------------------------------------------------------------------------

CONTROL OF ADVISER

  The adviser is located at 180 LaSalle Street, Suite 3600, Chicago, Illinois, 60601. The adviser is a subsidiary of UAM and provides investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals.

  UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized approximately 45 such affiliated firms (the "UAM Affiliated Firms"). UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds complex.

Investment Advisory Agreement

  Service Performed by Adviser
  Pursuant to the Investment Advisory Agreement (Advisory Agreement) between the Fund, on behalf of the portfolio, and the adviser, the adviser has agreed to:

  .  Manage the investment and reinvestment of the assets of the portfolio.

  . Continuously review, supervise and administer the investment program of the portfolio.

  . Determine in its discretion the securities the portfolio will buy or sell and the portion of its assets such portfolio will hold uninvested.

  Limitation of Liability

  In the absence of (1) willful misfeasance, bad faith, or gross negligence of the part of the adviser in the performance of its obligations and duties under the Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreement.

  Continuing an Advisory Agreement

  Unless sooner terminated, an Advisory Agreement shall continue for periods of one year so long as such continuance is specifically approved at least annually (a) by a majority of those members of the governing board of the Fund who are not parties to the Advisory Agreement or interested persons of any such party and (b) by a majority of the governing board of the Fund or a majority of the shareholders of the portfolio. An Advisory Agreement may be terminated at any time by the Fund, without the payment of any penalty, by vote of a majority of the portfolio's shareholders on 60 days' written notice to the adviser. The adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.

  Investment Advisory Fee

  For its services, the portfolio pays the adviser a fee in monthly installments at the annual rate of 0.75% of the first $100 million of the portfolio's average net assets, and 0.65% in excess of $100 million.

  Expense Limitation

  The adviser may voluntarily agree to limit the expenses of the portfolio. The adviser may further reduce its compensation to the extent that the expenses of the portfolio exceed such lower expense limitation as the adviser may, by notice to the portfolio, declare to be appropriate. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the Fund has a distribution plan, payments required under such plan. The prospectus describes the terms of any expense limitation that are in effect from time to time.


Philosophy and Style

  The adviser believes that, over the long term, publicly traded real estate securities' performance is determined by the underlying real estate assets, real estate market cycles and management's ability to operate and invest in these assets during each market cycle. The adviser's primary objective is to generate long-term, superior, risk-adjusted returns by identifying and investing in publicly traded real estate companies which demonstrate the highest probability of growing cash flow per share without undue risk to achieve such growth. As a value-oriented manager, The adviser is committed to a strategy of investing in companies which offer growth at a reasonable price.

DISTRIBUTORS
--------------------------------------------------------------------------------
  UAMFDI serves as the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.

  UAMFDI receives no compensation for its services as distributor of the Institutional Class Shares. In order to compensate financial services firms that sell the portfolio's Advisor Class Shares, any amounts UAMFSI may receive under the Service and Distribution Plan are passed through in their entirely to third parties. At the discretion of UAMFDI, the entire sales charge it receives for distribution of the Advisor Class Shares may at times be reallowed to authorized dealers responsible for the sale.

  ACG provides distribution services to the Fund with respect to Advisor Class shares. ACG sells Advisor Class Shares as agent for the Fund and has agreed to use all reasonable efforts to secure purchasers for the Advisor Class Shares and to pay expenses of printing and distributing prospectuses, statements of additional information, reports, and any other literature and advertising necessary to sell shares. ACG is located at 1661 Tice Valley
  Boulevard, #200, Walnut Creek, California   94592.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
Administrator

  Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

  UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including:

  .  Taxes, interest, brokerage fees and commissions.
  . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.
  .  SEC fees and state Blue-Sky fees.
  .  EDGAR filing fees.
  .  Processing services and related fees.
  .  Advisory and administration fees.
  . Charges and expenses of pricing and data services, independent public accountants and custodians.
  .  Insurance premiums including fidelity bond premiums.
  .  Outside legal expenses.
  .  Costs of maintenance of corporate existence.
  . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.
  . Printing and production costs of shareholders' reports and corporate meetings.
  .  Cost and expenses of Fund stationery and forms.
  .  Costs of special telephone and data lines and devices.
  .  Trade association dues and expenses.
  .  Any extraordinary expenses and other customary Fund expenses.

  Unless sooner terminated, the Fund Administration Agreement shall continue in effect from year to year provided the board specifically approves such continuance at least annually. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement shall automatically terminate upon its assignment by UAMFSI without the prior written consent of the Fund.

  UAMFSI will from time to time employ or associate with such person or persons as may be fit to assist them in the performance of the Fund Administration Agreement. Such person or persons may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such person or persons for such employment. The Fund will not incur any obligations with respect to such persons.

Sub-Administrator

  UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, under a Mutual Funds Service Agreement dated October 26, 1998. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.

Sub-Transfer Agent and Sub-Shareholder Servicing Agent

  UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

  UAMSSC serves as sub-shareholder servicing agent for the Fund under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.

Administrative Fees

  In exchange for administrative services, the portfolio pays a five-part fee to UAMFSI as follows:

  A. An annual base fee calculated at the annual rate equal to $14,500 for the first operational class and $3,000 for each additional class.

  B. The portfolio specific fee to UAMFSI calculated from the aggregate net assets of the portfolio at the annual rate of 0.04% .

  C. An annual base fee that UAMFSI pays to CGFSC for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.039% of their pro rata share of the combined assets of the UAM Funds .

  D. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

  E. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

The portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

CUSTODIAN
--------------------------------------------------------------------------------
  The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

INDEPENDENT PUBLIC ACCOUNTANT
--------------------------------------------------------------------------------
  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for the Fund.

SERVICE AND DISTRIBUTION PLANS
--------------------------------------------------------------------------------
  The Fund has adopted a Shareholder Servicing Plan and a Distribution Plan (the "Plans") for their Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act.

Shareholder Servicing Plan

  The Shareholder Servicing Plan (Service Plan) permits the Fund to compensate broker-dealers or other financial institutions (Service Agents) that have agreed with UAMFDI to provide administrative support services to Advisor Class shareholders that are their customers. Under the Service Plan, Advisor Class Shares may pay service fees at the maximum annual rate of 0.25% of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. The Fund pays these fees out of the assets allocable to Advisor Class Shares to the Distributors, to the Service Agent directly or through UAMFDI. Each item for which a payment may be made under the Service Plan constitutes personal service and/or shareholder account maintenance and may constitute an expense of distributing Fund Advisor Class Shares as the SEC construes such term under Rule 12b-1. Services for which Advisor Class Shares may compensate Service Agents include:

  . Acting as the sole shareholder of record and nominee for beneficial owners. . Maintaining account records for such beneficial owners of the Fund's shares.
  .  Opening and closing accounts.
  . Answering questions and handling correspondence from shareholders about their accounts.
  .  Processing shareholder orders to purchase, redeem and exchange shares.
  . Handling the transmission of funds representing the purchase price or redemption proceeds.

  . Issuing confirmations for transactions in the Fund's shares by shareholders.
  . Distributing current copies of prospectuses, statements of additional information and shareholder reports.
  . Assisting customers in completing application forms, selecting dividend and other account options and opening any necessary custody accounts.
  . Providing account maintenance and accounting support for all transactions. . Performing such additional shareholder services as may be agreed upon by the Fund and the Service Agent, provided that any such additional shareholder services must constitute a permissible non-banking activity in accordance with the then current regulations of, and interpretations thereof by, the Board of Governors of the Federal Reserve System, if applicable.

Rule 12b-1 Distribution Plan

  The Distribution Plan permits the portfolio to pay UAMFDI or others for certain distribution, promotional and related expenses involved in marketing its Advisor Class Shares. Under the Distribution Plan, Advisor Class Shares may pay distribution fees at the maximum annual rate of 0.50% of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. These expenses include, among other things:

  .  Advertising the availability of services and products.
  . Designing materials to send to customers and developing methods of making such materials accessible to customers.
  .  Providing information about the product needs of customers.
  . Providing facilities to solicit Fund sales and to answer questions from prospective and existing investors about the Fund.
  . Receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information.
  .  Displaying and making available sales literature and prospectuses.
  . Acting as liaison between shareholders and the Fund, including obtaining information from the Fund and providing performance and other information about the Fund.

  In addition, the Advisor Class Shares may make payments directly to other unaffiliated parties, who either aid in the distribution of their shares or provide services to the Class.

Fees Paid under the Service and Distribution Plans

  The Plans permit Advisor Class Shares to pay distribution and service fees at the maximum annual rate of 0.50% of the class' average daily net assets for the year. The Fund's governing board has limited the amount the Advisor Class may pay under the Plans to 0.25% of the class' average daily net assets for the year, and may increase such amount to the plan maximum at any time.

  The Fund will not reimburse UAMFDI or others for distribution expenses incurred in excess of the amount permitted by the Plans.

  Subject to seeking best price and execution, the Fund may buy or sell portfolio securities through firms that receive payments under the Plans. UAMFDI, at its own expense, may pay dealers for aid in distribution or for aid in providing administrative services to shareholders.

Approving, Amending and Terminating the Fund's Distribution Arrangements

  Shareholders of the portfolio have approved the Plans. The Plans also were approved by the governing board of the Fund, including a majority of the members of the board who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (Plan Members), by votes cast in person at meetings called for the purpose of voting on these Plans.

  Continuing the Plans

  The Plans continue in effect from year to year so long as they are approved annually by a majority of the Fund's board members and its Plan Members. To continue the Plans, the board must determine whether such continuation is in the best interest of the Advisor Class shareholders and that there is a reasonable likelihood of the Plans providing a benefit to the class. The board has determined that the Fund's distribution arrangements are likely to benefit the Fund and its shareholders by enhancing the Fund's ability to efficiently service the accounts of its Advisor Class shareholders.

  Amending the Plans

  A majority of the Fund's governing board and a majority of its the Plan Members must approve any material amendment to the Plans. Likewise, any amendment materially increasing the maximum percentage payable under the Plans must be approved by a majority of the outstanding voting securities of the Class, as well as by a majority of the Plan Members.

  Terminating the Plans

  A majority of the Plan Members or a majority of the outstanding voting securities of the Class may terminate the Plans at any time without penalty. In addition, the Plans will terminate automatically upon their assignment.

  Miscellaneous

  So long as the Plans are in effect, the non-interested board members will select and nominate the non-interested board members who may or may not be Plan Members of the Fund.

  The Fund and UAMFDI intend to comply with the Conduct Rules of the National Association of Securities Dealers relating to investment company sales charges.

  Pursuant to the Plans, the board reviews, at least quarterly, a written report of the amounts expended under each agreement with Service Agents and the purposes for which the expenditures were made.


Additional Non-12b-1 Shareholder Servicing Arrangements

  In addition to payments by the Fund under the Plans, UAM and any of its affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Fund, the portfolio or any class of shares of the portfolio. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such services arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the portfolio.

SALES COMPENSATION
--------------------------------------------------------------------------------

Sales Charges

  Shareholders of the portfolio incur a sales charge when they purchase Advisor Class shares. The amount of the sales charge is contingent upon the amount of the shareholder's investment, as described in the table below. The reduced charges are applicable to purchases of at least $100,000. A group of "related investors" such as immediate family members, may received the reduced charge.

                                                                               Dealer
                                                                               Concession as a
                                As a % of             As a % of Your           % of Offering
Your Investment                 Offering Price        Investment               Price
----------------------------------------------------------------------------------------------
Up to $99,999                   4.75%                 4.99%                    4.00
----------------------------------------------------------------------------------------------
$100,000 to $249,999            4.00                  4.17                     3.50
----------------------------------------------------------------------------------------------
$250,000 to $499,999            3.00                  3.09                     2.50


----------------------------------------------------------------------------------------------
$500,000 to $999,999            2.00                  2.04                     1.75
----------------------------------------------------------------------------------------------
$1,000,000 and over             1.00                  1.01                     0.75
----------------------------------------------------------------------------------------------

Letter of Intent

  Shareholders may purchase shares of the portfolio at a reduced sales charge by executing a letter of intent to purchase no less than $100,000 of shares of the portfolio within a 13-month period. The shareholder will be charged the sales charge applicable to each purchase made pursuant to a letter of intent as if the total dollar amount were being bought in a single transaction. Purchases made within a 90-day period prior to the letter of intent may be included in the minimum calculation; however, in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

  A shareholder may include toward completion of a letter of intent the current value of all of the shareholder's shares of the portfolio held of record as of the date of the letter of intent, plus the current value as of such date of all of such shares held by any "related person" as eligible to join with the investor in a single purchase.

  A letter of intent does not bind the investor to purchase the specified amount. Shares equivalent to 2% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the aggregate purchase specified under the Letter of Intent is completed, or if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capital gains distributions with respect to the escrowed shares will be credited to the investor's account.


Special Programs

  Shareholders may also purchase Advisor Class shares without a sales charge if they participate in one of the following special programs:

  . Purchase shares through a registered investment advisers exercising discretionary investment authority with respect to the purchase of portfolio shares.
  .  If they are a Service Agent that charges account management fees.
  . If they are a registered representative or employee (and their spouses and minor children) of any Authorized Broker or Service Agent; trust departments of financial institutions; other investment companies in connection with the sale to the portfolio of cash and securities owned by such other investment companies.
  . If they established a separate account maintained by an insurance company that is exempt from registration under Section 3(c)(11) of the 1940 Act.
  . If they are a member of an organization that make recommendations to or permit group solicitations in connection with the purchase of shares of the Fund.
  . If they maintain an "eligible employee benefit plans" of employers who have at least 2,000 U.S. employees to whom such a plan is made available and, regardless of the number of employees, if such plan is established and maintained by any Authorized Broker or Service Agent. An "eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to the Distributor.

  Purchases may also be made at net asset value, without a sales charge, provided that such purchases are placed through a Service Agent and such purchases are made by the following:

  . Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services.
  . Clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Service Agent; and
  . Retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

Additional Compensation to Dealers

  At the discretion of the Distributor, the entire sales charge it receives for distribution of the Advisor Class shares may at times be reallowed to authorized dealers responsible for the sale. When more than 90% of the sales charge is reallowed, such dealers may be deemed to be underwriters, as that term is defined in the Securities Act of 1933. The Distributor may also, at their own expense, provide additional compensation to dealers in connection with the sale of shares of the portfolio. This compensation may only be available to those dealers whose representatives have sold or are expected to sell significant amounts of shares of the portfolio. This compensation may include:

  . Financial assistance to dealers in connection with conferences, sales or training programs for their employees.
  .  Seminars for the public.
  . Advertising, sales companies and/or shareholder services and programs regarding the portfolio.
  .  Various other dealer-sponsored programs or events.
  . Travel expenses, including lodging, incurred in connection with trips taken by registered representatives and members of their families for meetings or seminars of a business nature.

  Dealers are not permitted to use sales of the portfolio's shares to qualify for this compensation to the extent prohibited by the laws of any state or any self-regulatory agency, such as the national Association of Securities Dealers, Inc., none of this additional compensation is paid for by the portfolio or its shareholders.

Brokerage Allocation and Other Practices

SELECTION OF BROKERS
--------------------------------------------------------------------------------
  The Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

  It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients. During the Fund's fiscal year ended December 31, 1998, neither the Fund nor the adviser directed any of the Fund's brokerage transactions to a broker because of research services provided.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------
  The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.


Debt Securities

  Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Capital Stock and Other Securities

DESCRIPTION OF SHARES AND VOTING RIGHTS
--------------------------------------------------------------------------------
  The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board members have the power to designate one or more series (portfolios) or classes of shares of beneficial interest without further action by shareholders. The board has authorized an additional class of shares known as Institutional Service Class Shares. As of the date of this SAI, no Institutional Service Class Shares have been offered by this portfolio.

  When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the members of the Fund's governing board.

  If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. The liquidation of any portfolio or class thereof may be authorized at any time by vote of a majority of the members of the governing board.

  The governing board has authorized three classes of shares, Institutional, Institutional Service and Advisor. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects. Unlike Institutional and Advisor Class Shares, Institutional Service Class Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. The Advisor Class Shares impose a sales load on purchases. The classes also have
  different exchange privileges.   The net income attributable to Advisor Class
  Shares and the dividends payable on Advisor Class Shares will be reduced by the amount of the shareholder servicing and distribution fees; accordingly, the net asset value of the Advisor Class Shares will be reduced by such amount to the extent the portfolio has undistributed net income.

  The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------
  The Fund intends to distribute substantially all of the net investment income of the portfolio and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, the Fund cannot predict the time or amount of any such dividends or distributions.

  Distributions by the portfolio reduce its net asset value ("NAV"). A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or before the "record date" (the date that establishes which shareholders will receive an upcoming distribution) for a distribution, you will receive some of the money you invested as a taxable distribution.

  Unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of the portfolio at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

  The portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The portfolio will distribute its net capital gains to its investors, but will not offset (for federal income tax purposes) such gains against any net capital losses of another portfolio.

Purchase Redemption and Pricing of Shares

PURCHASE OF SHARES
--------------------------------------------------------------------------------
  Service Agents may enter confirmed purchase orders on behalf of their customers. If shares of the portfolio are purchased in this manner, the Service Agent must receive your investment order before the close of trading on the New York Stock Exchange ("NYSE") and transmit it to UAMSSC before the close of its business day to receive that day's share price. UAMSSC must receive proper payment for the order by the time the portfolio is priced on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

  Purchases of shares of the portfolio will be made in full and fractional shares of the portfolio calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

  The Fund reserves the right in its sole discretion to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the portfolio's shares.


In-Kind Purchases

  If accepted by the Fund, shareholders may purchase shares of the portfolio in exchange for securities that are eligible for acquisition by the portfolio. Securities to be exchanged that are accepted by the Fund will be valued as described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. Shares issued by the portfolio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

  The Fund will not accept securities in exchange for shares of the portfolio unless:

  . At the time of exchange, such securities are eligible to be included in the portfolio (current market quotations must be readily available for such securities).

  . The investor represents and agrees that all securities offered to be exchanged are liquid securities and not subject to any restrictions upon their sale by the portfolio under the Securities Act of 1933, or otherwise.
  . The value of any such securities (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the portfolio will not exceed 5% of the net assets of the portfolio immediately after the transaction.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for Federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------
  When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.


By Mail

  .  Requests to redeem shares must include:
  .  Share certificates, if issued.
  . A letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered.
  .  Any required signature guarantees (see "SIGNATURE GUARANTEES").
  . Any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Telephone

  The following tasks cannot be accomplished by telephone:

  . Changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed).
  .  Redemption of certificated shares by telephone.

  The Fund and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Fund or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Sub-Transfer Agent does not employ the procedures described above. Neither the Fund nor the Sub-Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.


Redemptions-In-Kind

  If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

  However, the Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.


Signature Guarantees

  To protect your account, the Fund and its sub-transfer agent from fraud, signature guarantees are required for certain redemptions. The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account.

  Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A complete definition of eligible guarantor institutions is available from the Fund's transfer agent. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program.

  The signature guarantee must appear either (1) on the written request for redemption, (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed, or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

Other Redemption Information

  Normally, the Fund will pay for all shares redeemed under proper procedures within one business day of and no more than seven days after the receipt of the request, or earlier if required under applicable law. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

  The Fund may suspend redemption privileges or postpone the date of payment:

  . During any period that both the NYSE and custodian bank are closed, or trading on the NYSE is restricted as determined by the Commission.
  . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets.
  .  For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
  The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Advisor Class Shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

  Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------
  Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

VALUATION OF SHARES
--------------------------------------------------------------------------------
  The Fund does not price its shares on those days when the New York Stock Exchange is closed, which are currently: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

Equity Securities

  Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of that day. Price information on listed securities is taken from the exchange where the security is primarily traded. If no sale price is available, the security is valued at the average price between the last report bid and the last reported offer prices on that day. The value of securities for which market quotations are not readily available is determined in good faith at fair value using methods determined by the board members. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

Debt Securities

  Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the governing board determines that amortized cost reflects fair value.

Other Assets

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.

Performance Calculations

  The portfolio measures performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of the method used to compute or express performance follows.

  Performance is calculated separately for Institutional Class and Advisor Class Shares. Dividends paid by the portfolio with respect to Institutional Class and Advisor Class Shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Advisor Class Shares will be borne exclusively by that class.

TOTAL RETURN
--------------------------------------------------------------------------------
  Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  The average annual total return of the portfolio is determined by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Advisor Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

  These figures are calculated according to the following formula:

     P (1 + T)/n/ = ERV
     Where:
     P    =   a hypothetical initial payment of $1,000
     T    =   average annual total return
     n    =   number of years
     ERV  =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

  For the periods ended December 31, 1998, the average annual total rates of return of the Institutional and Advisor Classes of the portfolio are as follows:



                                                   One Year        Five Years        Since Inception*
--------------------------------------------------------------------------------------------------------
Heitman Real Estate Portfolio                       (15.12)%       10.14%            8.33%
  Institutional Class Shares
--------------------------------------------------------------------------------------------------------
  Advisor Class Shares                              (15.54)%       n/a               13.46%

* The Institutional Class Shares began operations on 5/15/95, and the Advisor Class Shares began operations on 3/13/89.

YIELD
--------------------------------------------------------------------------------
  Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

  The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Advisor Class Shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

  Yield is obtained using the following formula:

     Yield = 2[((a-b)/(cd)+1)/6/-1]
     Where:
     a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive income distributions d = the maximum offering price per share on the last day of the period.

COMPARISONS
--------------------------------------------------------------------------------
  The portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in the SAI. This information may also be included in sales literature and advertising.

  To help investors better evaluate how an investment in the portfolio of the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see Appendix B for publications, indices and averages that may be used.

  In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the]portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the portfolio to calculate its performance. In addition, there can be no assurance that the portfolio will continue this performance as compared to such other averages.

Taxes

  In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies, as applicable.

  The portfolio will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

  If for any taxable year the portfolio does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, the portfolio's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular portfolio, and would be eligible for the dividends received deduction in the case of corporate shareholders. The portfolio intends to qualify as a "regulated investment company" each year.

  Dividends and interest received by the portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes would reduce the portfolio's dividends but are included in the taxable income reported on your tax statement if the portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.

Expenses

                                                                                                                    Commissions
                                                                                                    Commissions        for
                                                                                                     to ACG for     Distribution
                               Investment        Investment                                         Distribution    retained by
                                Advisory          Advisory         Administrator     Brokerage     (Advisor Class    Principal
                               Fees Paid         Fees Waived            Fee         Commissions     Shares only)    Underwriter
--------------------------------------------------------------------------------------------------------------------------------
Heitman Real Estate Portfolio
  1998                         $1,185,717            $0              $260,996        $429,132         $173,096          $0
--------------------------------------------------------------------------------------------------------------------------------
  1997                         $1,489,121            $0              $213,711        $480,427         $190,631          $0
--------------------------------------------------------------------------------------------------------------------------------
  1996                         $  992,968            $0              $141,640        $400,540         $ 89,289          $0

  Effective March 1, 1998, UAMFDI became the fund's administrator. Prior to June 30, 1998, another firm provided administrative services to the fund.

                                           Distribution and Service Plan Expenses
----------------------------------------------------------------------------------------------------------------------------------
Heitman Real Estate Portfolio
       Advisor Class                                                              $346,192

Financial Statements

  The financial statements for the portfolio for the fiscal year ended December 31, 1998, the financial highlights for the respective periods presented, and the report thereon by PricewaterhouseCoopers LLP, the Fund's independent accountant, which appear in the portfolio's 1998 Annual Report, are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated by reference herein. Copies of the 1998 Annual Report may be obtained free of charge by telephoning the UAM Funds at the telephone number appearing on the front page of this SAI.

Appendix A:  Description Of Securities And Ratings


MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Preferred Stock Ratings

  aaa               An issue which is rated "aaa" is considered to be a top-quality preferred stock.  This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.
  aa                An issue which is rated "aa" is considered a high-grade preferred stock.  This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.
  a                 An issue which is rated "a" is considered to be an upper-medium grade preferred stock.  While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
  baa               An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured.  Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
  ba                An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured.  Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.  Uncertainty of position characterizes preferred stocks in this class.
  b                 An issue which is rated "b" generally lacks the characteristics of a desirable investment.
                    Assurance of dividend payments and maintenance of other terms of the issue over any long periods of time may be small.
  caa               An issue which is rated "caa" is likely to be in arrears on dividend payments.  This rating designation does not purport to indicate the future status of payments.
  ca                An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.
  c                 This is the lowest rated class of preferred or preference stock.  Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Debt Ratings - Taxable Debt & Deposits Globally

  Aaa               Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt-edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

    A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


  Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            .    High rates of return on funds employed.

            . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            .    Broad leading market positions in well-established industries.

            . margins in earnings coverage of fixed financial charges and high internal cash generation.

              . Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime   Issuers rated Not Prime do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATINGS SERVICES
--------------------------------------------------------------------------------

Preferred Stock Ratings

  AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

  AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

  A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

  BB, B,      Preferred stock rated BB, B, and CCC are regarded, on balance,
  CCC         as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

  C           A preferred stock rated C is a nonpaying issue.

  D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

  N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

  Plus (+) or   To provide more detailed indications of preferred stock
  minus (-)     quality, ratings from AA to CCC may be modified by the
                addition of a plus or minus sign to show relative standing within the major rating categories.

Long-Term Issue Credit Ratings

  Issue credit ratings are based, in varying degrees, on the following considerations:

  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

  Nature of and provisions of the obligation;

  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  AAA An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

  A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher- rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB           An obligation rated BBB exhibits adequate protection parameters.
                However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligator to meet its financial commitment on the obligation.

  Obligations rated BB, B, CCC , CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

  CCC An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

  CC An obligation rated CC is currently highly vulnerable to nonpayment.

  C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

  D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Short-Term Issue Credit Ratings

  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

  A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

  A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligation in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

  A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

  D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DUFF & PHELPS CREDIT RATING CO.
--------------------------------------------------------------------------------

Long-Term Debt and Preferred Stock
    AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


    AA+/AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

    A+/A/A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

    BBB+/BBB Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
    BBB-

    BB+/BB/B     Below investment grade but deemed likely to meet obligations
    B-           when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

    B+/B/B- Below investment grade and possessing risk that obligation will not be net when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

    CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

    DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Issuer failed to meet scheduled principal and/or interest payments.

    DP           Preferred stock with dividend arrearages.

Short-Term Debt

  High Grade
    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

    D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

  Good Grade
    D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

  Satisfactory Grade
    D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

  Non-Investment Grade
    D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

  Default
    D-5 Issuer failed to meet scheduled principal and/or interest payments.

FITCH IBCA RATINGS
--------------------------------------------------------------------------------

International Long-Term Credit Ratings

  Investment Grade
    AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment for financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

    AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

    B Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

  Speculative Grade
    BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

    B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

    CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

    DDD,DD,D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

  International Short-Term Credit Ratings
    F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

    F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

    F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

    B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

    C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

    D           Default.  Denotes actual or imminent payment default.

  Notes
  "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

  `NR'  indicates that Fitch IBCA does not rate the issuer or issue in question.

  `Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

  RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

Appendix B - Comparisons

  CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

  Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

  Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

  Dow Jones Industrial Average a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

  Dow Jones Industrial Average -- an unmanaged price weighted average of 30 blue-chip stocks.

  Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

  Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

  IBC's Money Fund Average/All Taxable an average of all major money market fund yields, published weekly for 7- and 30-day yields.

  IFC Investable Index an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

  Lehman Aggregate Bond Index an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

  Lehman Corporate Bond Index - an unmanaged indices of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

  Lehman Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

  Lehman Government/Corporate Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of r U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

  Lehman High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

  Lehman Intermediate Government/Corporate Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index.

  Lipper 1-5 Year Short Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

  Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

  Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.

  Lipper Equity Mid Cap Fund Index - an unmanaged index of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

  Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

  Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size in this investment objective.

  Lipper Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

  Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

  Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

  Mutual Fund Source Book, published by Morningstar, Inc. analyzes price, yield, risk and total return for equity funds.

  NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs..

  New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

  Russell 1000 Index - an unmanaged index composed of the 1000 largest stocks in the Russell 3000 Index.

  Russell 2000 Growth Index contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

  Russell 2000 Index -- an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

  Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

  Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

  Russell 2500 Index - an unmanaged index composed of the 2,5000 smallest stocks in the Russell 3000.

  Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values then the Growth universe.

  Russell 3000 Index - composed of the 3,000 largest U.S. publically traded companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

  Russell Mid-Cap Index -- is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

  Salomon Smith Barney Global excluding U.S. Equity Index - an comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

  Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities one year or greater, but less than three years.

  Salomon Smith Barney Three-Month T-Bill Average - the average for all treasury bills for the previous three-month period.

  Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

  Savings and Loan Historical Interest Rates - as published by the U.S. Savings and Loan League Fact Book.

  Standard & Poors' 600 Small Cap Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors.

  Standard & Poors' Midcap 400 Index - consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

  Standard & Poors' 500 Stock Index - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

  Standard & Poors' Barra Value Index - is constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. This index contains the securities with the lower price-to-book ratios; the securities with the higher price-to-book ratios are contained in the Standard & Poor's Barra Growth Index.

  Standard & Poors' Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

  Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

  U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

  Value Line -- composed of over 1,600 stocks in the Value Line Investment
  Survey.

  Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by he institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

  Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index..


  Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                     PART C
                                 UAM FUNDS TRUST
                                OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following references are used: PEA 29 = Post-Effective Amendment No. 2 filed on April 22, 1999, PEA 27 = Post-Effective Amendment No. 27 filed on February 5, 1999, PEA 24 = Post Effective Amendment No. 24 filed on July 10, 1998; PEA 19 = Post-Effective Amendment No. 19 filed on February 3, 1998; PEA17 = Post-Effective Amendment No. 17 filed on December 15, 1997, PEA16 = Post-Effective Amendment No. 16 filed on July 10, 1997.

                                                                                                          Incorporated by
                                                                                                          Reference to
Exhibit                                                                                                   (Location):
----------------------------------------------------------------------------------------------------------------------------
     A.1.  Agreement and Declaration of Trust                                                             PEA 24
----------------------------------------------------------------------------------------------------------------------------
       2.  Certificate of Trust                                                                           PEA 24
----------------------------------------------------------------------------------------------------------------------------
       3.  Certificate of Amendment to Certificate of Trust                                               PEA 24
----------------------------------------------------------------------------------------------------------------------------
     B.1.  By-Laws                                                                                        PEA 24
----------------------------------------------------------------------------------------------------------------------------
       2.  Amendment to By-Laws dated December 10, 1998                                                   PEA 27
----------------------------------------------------------------------------------------------------------------------------
     C.1.  Form of Specimen Share Certificate                                                             PEA 24
----------------------------------------------------------------------------------------------------------------------------
       2.  The rights of security holders are defined in the Registrant's Agreement and Declaration of    PEA 24
           of Trust and By-Laws
----------------------------------------------------------------------------------------------------------------------------
     D.1.  Investment Advisory Agreement between Registrant and Barrow, Hanley, Mewhinney & Strauss       PEA 27
----------------------------------------------------------------------------------------------------------------------------
       2.  Investment Advisory Agreement between Registrant and Cambiar Investors, Inc.                   PEA 27
----------------------------------------------------------------------------------------------------------------------------
       3.  Investment Advisory Agreement between Registrant and Chicago Asset Management Company          PEA 27
           (Intermediate Bond Portfolio)
----------------------------------------------------------------------------------------------------------------------------
       4.  Investment Advisory Agreement between Registrant and Chicago Asset Management Company          PEA 27
           (Value/Contrarian Portfolio)
----------------------------------------------------------------------------------------------------------------------------
       5.  Investment Advisory Agreement between Registrant and Dwight Asset Management Company           PEA 27
----------------------------------------------------------------------------------------------------------------------------
       6.  Investment Advisory Agreement between Registrant and First Pacific Advisors, Inc.              PEA 27
----------------------------------------------------------------------------------------------------------------------------
       7.  Investment Advisory Agreement between Registrant and Hanson Investment Management Company      PEA 27
----------------------------------------------------------------------------------------------------------------------------
       8.  Investment Advisory Agreement between Registrant and Heitman/PRA Securities Advisors, Inc.     PEA 27
----------------------------------------------------------------------------------------------------------------------------
       9.  Investment Advisory Agreement between Registrant and Jacobs Asset Management, L.P.             PEA 27
----------------------------------------------------------------------------------------------------------------------------
      10.  Investment Advisory Agreement between Registrant and Murray Johnstone International Limited    PEA 27
----------------------------------------------------------------------------------------------------------------------------
      11.  Investment Advisory Agreement between Registrant and Pacific Financial Research, Inc.          PEA 27
----------------------------------------------------------------------------------------------------------------------------
      12.  Investment Advisory Agreement between Registrant and Pell Rudman Trust Company, N.A.           PEA 27
----------------------------------------------------------------------------------------------------------------------------
      13.  Investment Advisory Agreement between Registrant and Tom Johnson Investment Management         PEA 27
----------------------------------------------------------------------------------------------------------------------------
    E. 1.  Distribution Agreement between Registrant and UAM Fund Distributors                            PEA 24
----------------------------------------------------------------------------------------------------------------------------
       2.  Distribution Agreement between Registrant and UAM Fund Distributors, Inc. dated as of          PEA 29
           March 31, 1999 (Advisor Class Shares)
----------------------------------------------------------------------------------------------------------------------------
       3.  Distribution Agreement between Registrant and ACG Capital Corporation (Advisor Class Shares)   PEA 19
----------------------------------------------------------------------------------------------------------------------------
       4.  Amendment to Distribution Agreement between Registrant and ACG Capital Corporation dated as    PEA 29
           of March 31, 1999
----------------------------------------------------------------------------------------------------------------------------
       5.  Selling Dealer Agreement                                                                       PEA 24
----------------------------------------------------------------------------------------------------------------------------
   F.      Trustees' and Officers' Contracts and Programs                                                 Not applicable
----------------------------------------------------------------------------------------------------------------------------
    G. 1.  Global Custody Agreement                                                                       PEA 16
----------------------------------------------------------------------------------------------------------------------------
    H. 1.  Fund Administration Agreement                                                                  PEA 27
----------------------------------------------------------------------------------------------------------------------------
           Fund Administration Agreement Fee Schedule                                                     Filed herewith
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
       2.  Mutual Funds Service Agreement                                                                 PEA 16
----------------------------------------------------------------------------------------------------------------------------
   I.      Opinions and Consents of Counsel                                                               Filed herewith
----------------------------------------------------------------------------------------------------------------------------
   J.      Consent of Independent Auditors                                                                Filed herewith
----------------------------------------------------------------------------------------------------------------------------
   K.      Other Financial Statements                                                                     Not applicable
----------------------------------------------------------------------------------------------------------------------------
   L.      Purchase Agreement                                                                             PEA 24
----------------------------------------------------------------------------------------------------------------------------
   M.  1.  Distribution Plan                                                                              PEA 24
----------------------------------------------------------------------------------------------------------------------------
       2.  Shareholder Services Plan                                                                      PEA 24
----------------------------------------------------------------------------------------------------------------------------
       3.  Service Agreement                                                                              PEA 24
----------------------------------------------------------------------------------------------------------------------------
   N.      Financial Data Schedule                                                                        Filed herewith
----------------------------------------------------------------------------------------------------------------------------
   O.      Amended and Restated Rule 18f-3 Multiple Class Plan                                            PEA 24
----------------------------------------------------------------------------------------------------------------------------
   P.      Powers of Attorney                                                                             PEA 24, PEA 27

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not applicable.

ITEM 25.  INDEMNIFICATION

Reference is made to Article VI of Registrant's Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of UAM Fund Services, Inc. are contained in
Section 6 of its Fund Administration Agreement with the Registrant.

Provisions for indemnification of the Registrant's investment advisers are contained in Section 7 of their respective Investment Advisory Agreements with the Registrant.

Provisions for indemnification of Registrant's principal underwriter, UAM Fund Distributors, Inc., are contained in its Distribution Agreement with the Registrant.

Provisions for indemnification of Registrant's custodian, The Chase Manhattan Bank, are contained in Section 12 of its Fund Global Custody Agreement with the Registrant.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. Except for information with respect to Pell Rudman Trust Company, N.A., the information required by this Item 26 with respect to each director, officer, or partner of each other investment adviser of the Registrant is incorporated by reference to the Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, under the file numbers indicated:

Investment Adviser                                                                                             File No.
---------------------------------------------------------------------------------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss, Inc.                                                                      801-31237
---------------------------------------------------------------------------------------------------------------------------------
Cambiar Investors, Inc.                                                                                        801-09538
---------------------------------------------------------------------------------------------------------------------------------
Chicago Asset Management Company                                                                               801-20197
---------------------------------------------------------------------------------------------------------------------------------
Dwight Asset Management Company                                                                                801-45304
---------------------------------------------------------------------------------------------------------------------------------
First Pacific Advisors, Inc.                                                                                   801-39512
---------------------------------------------------------------------------------------------------------------------------------


Hanson Investment Management Company                                                                           801-14817
---------------------------------------------------------------------------------------------------------------------------------
Heitman/PRA Securities Advisors, Inc.                                                                          801-48252
---------------------------------------------------------------------------------------------------------------------------------
Jacobs Asset Management, L.P.                                                                                  801-49790
---------------------------------------------------------------------------------------------------------------------------------
Murray Johnstone International Ltd.                                                                            801-34926
---------------------------------------------------------------------------------------------------------------------------------
Pacific Financial Research, Inc.                                                                               801-54352
---------------------------------------------------------------------------------------------------------------------------------
Tom Johnson Investment Management, Inc.                                                                        801-42549


                                                   Positions   and  Offices  with  Pell  Rudman  Positions   and  Offices   with
Name and Principal Business Address                Trust Company, N.A.                           Pell Rudman & Co., Inc.
---------------------------------------------------------------------------------------------------------------------------------
Jeffrey S. Thomas                                  Director                                      Chief   Financial   Officer  of
100 Federal Street                                                                               Pell, Rudman & Co., Inc.
Boston, Massachusetts
---------------------------------------------------------------------------------------------------------------------------------
Edward I. Rudman                                   Director                                      Chairman   and   President   of
100 Federal Street                                                                               Pell, Rudman & Co., Inc.
Boston, Massachusetts
---------------------------------------------------------------------------------------------------------------------------------
James S. McDonald                                  Director                                      Executive   Vice  President  of
100 Federal Street                                                                               Pell, Rudman & Co., Inc.
Boston, Massachusetts
---------------------------------------------------------------------------------------------------------------------------------
Susan W. Hunnewell                                 Director                                      Senior Vice  President of Pell,
100 Federal Street                                                                               Rudman & Co., Inc.
Boston, Massachusetts


Barrow, Hanley, Mewhinney & Strauss, Inc., Cambiar Investors, Inc., Chicago Asset Management Company, Dwight Asset Management Company, First Pacific Advisors, Inc., Hanson Investment Management Company, Heitman/PRA Securities Advisors, Inc., Jacobs Asset Management, L.P., Murray Johnstone International Ltd., Pacific Financial Research, Inc., Pell Rudman Trust Company, N.A., and Tom Johnson Investment Management, Inc., are affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation owning firms engaged primarily in institutional investment management.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) UAM Fund Distributors, Inc. ("UAMFDI") acts as distributor of the registrant's shares. ACG Capital Corporation ("ACG") also acts as distributor of the Heitman Real Estate Portfolio Advisor Class Shares.

(b) The information required with respect to each director and officer of UAMFDI is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-41126).

(c) The information required with respect to each Director and officer of ACG is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-47813).

(d)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:


Name and Address of Service Provider                            Relationship with Registrant
---------------------------------------------------------------------------------------------------------------------------------
The Chase Manhattan Bank                                        Custodian bank
4 Chase MetroTech Center
Brooklyn, New York, 11245
---------------------------------------------------------------------------------------------------------------------------------
Chase Global Funds Services Company                             Sub-administrator
73 Tremont Street
Boston, Massachusetts 02108
---------------------------------------------------------------------------------------------------------------------------------
UAM Fund Services, Inc.                                         Administrator
211 Congress Street, 4th Floor
Boston, Massachusetts 02110


Name and Address of Service Provider                            Relationship with Registrant
---------------------------------------------------------------------------------------------------------------------------------
UAM Shareholder Services Center, Inc.                           Sub-shareholder servicing agent
825 Duportail Road
Wayne, PA 19087
---------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.                                               Sub-transfer agent
210 West 10th Street
Kansas City, Missouri 64105

The registrant's investment advisers will also maintain physical possession of certain of the books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 29.  MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on this 22nd day of April 1999.

                                                UAM FUNDS TRUST

                                                /s/ Michael E. DeFao
                                                ----------------------------
                                                Michael E. DeFao
                                                Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 22nd day of April, 1999:


                  *
----------------------------------
Norton H. Reamer, Chairman and
   President

                  *
----------------------------------
John T. Bennett, Jr., Trustee

                  *
----------------------------------
Nancy J. Dunn, Trustee

                  *
----------------------------------
Philip D. English, Trustee

                  *
----------------------------------
William A. Humenuk, Trustee

                  *
----------------------------------
Peter M. Whitman, Jr., Trustee

                  *
----------------------------------
James P. Pappas, Trustee

/s/ Gary L. French, Treasurer
----------------------------------
Gary L. French, Treasurer

/s/ Michael E. DeFao
----------------------------------
* Michael E. DeFao
(Attorney-in-Fact)

                                 UAM FUNDS TRUST

                                  EXHIBIT INDEX

Exhibit    Description
-------------------------------------------------------------------------------
   H1      Fund Administration Agreement Fee Schedule
   I.      Opinions and Consents of Counsel
   J       Consent of Independent Auditors